World Omni Auto Receivables Trust 2011-A	Exhibit 99.1
Monthly Servicer Certificate
March 31, 2014

Dates Covered
Collections Period	03/01/14 - 03/31/14
Interest Accrual Period	03/17/14 - 04/14/14
30/360 Days	30
Actual/360 Days	29
Distribution Date	04/15/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/14	160,814,928.79	18,908
Yield Supplement Overcollateralization Amount at 02/28/14	3,263,372.73	0
Receivables Balance at 02/28/14	164,078,301.52	18,908
Principal Payments	9,987,969.29	376
Defaulted Receivables	299,911.44	23
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/14	2,907,058.87	0
Pool Balance at 03/31/14	150,883,361.92	18,509

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	865,079,666.68	50,540

Delinquent Receivables:
	2,988,804.47	261
Past Due 61-90 days	692,649.36	60
Past Due 91 + days	102,470.57	13
Total	3,783,924.40	334

Total 31+ Delinquent as % Ending Pool Balance	2.51%

Recoveries	209,175.27

Aggregate Net Losses/(Gains) - March 2014	90,736.17

Overcollateralization Target Amount	9,053,001.72
Actual Overcollateralization	9,053,001.72

Weighted Average APR	3.75%
Weighted Average APR, Yield Adjusted	5.97%
Weighted Average Remaining Term	25.03

Flow of Funds	$ Amount

Collections	10,696,849.48
Advances	(1,374.03)
Investment Earnings on Cash Accounts	205.95
Servicing Fee	(136,731.92)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	10,558,949.48

Distributions of Available Funds
(1) Class A Interest	163,039.24
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	47,310.65
(4) Second Priority Principal Distributable Amount	0.00
(5) Class C Interest	50,358.47
(6) Third Priority Principal Distributable Amount	282,671.14
(7) Required Reserve Account	0.00
(8) Noteholders' Principal Distributable Amount	9,053,001.72
(9) Distribution to Certificateholders	962,568.26
(10) Remaining Amounts	0.00

Total Distributions of Available Funds	10,558,949.48

Servicing Fee	136,731.92
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	749,995,000.00
Original Class B	24,366,000.00
Original Class C	24,367,000.00

Total Class A, B & C
Note Balance @ 03/17/14	151,166,033.06
Principal Paid	9,335,672.86
Note Balance @ 04/15/14	141,830,360.20

Class A-1
Note Balance @ 03/17/14	0.00
Principal Paid	0.00
Note Balance @ 04/15/14	0.00
Note Factor @ 04/15/14	0.0000000%

Class A-2
Note Balance @ 03/17/14	0.00
Principal Paid	0.00
Note Balance @ 04/15/14	0.00
Note Factor @ 04/15/14	0.0000000%

Class A-3
Note Balance @ 03/17/14	0.00
Principal Paid	0.00
Note Balance @ 04/15/14	0.00
Note Factor @ 04/15/14	0.0000000%

Class A-4
Note Balance @ 03/17/14	102,433,033.06
Principal Paid	9,335,672.86
Note Balance @ 04/15/14	93,097,360.20
Note Factor @ 04/15/14	72.7351539%

Class B
Note Balance @ 03/17/14	24,366,000.00
Principal Paid	0.00
Note Balance @ 04/15/14	24,366,000.00
Note Factor @ 04/15/14	100.0000000%

Class C
Note Balance @ 03/17/14	24,367,000.00
Principal Paid	0.00
Note Balance @ 04/15/14	24,367,000.00
Note Factor @ 04/15/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	260,708.36
Total Principal Paid	9,335,672.86
Total Paid	9,596,381.22

Class A-1
Coupon	0.29442%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.64000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.11000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	1.91000%
Interest Paid	163,039.24
Principal Paid	9,335,672.86
Total Paid to A-4 Holders	9,498,712.10

Class B
Coupon	2.33000%
Interest Paid	47,310.65
Principal Paid	0.00
Total Paid to B Holders	47,310.65

Class C
Coupon	2.48000%
Interest Paid	50,358.47
Principal Paid	0.00
Total Paid to C Holders	50,358.47

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3264044
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.6881753
Total Distribution Amount	12.0145797

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	1.2737938
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	72.9377934
Total A-4 Distribution Amount	74.2115872

B Interest Distribution Amount	1.9416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9416667

C Interest Distribution Amount	2.0666668
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.0666668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	30.28
Noteholders' Principal Distributable Amount	969.72

Account Balances	$ Amount

Advances
Balance as of 02/28/14	34,820.12
Balance as of 03/31/14	33,446.09
Change	(1,374.03)

Reserve Account
Balance as of 03/17/14	2,064,965.17
Investment Earnings	36.24
Investment Earnings Paid	(36.24)
Deposit/(Withdrawal)	-
Balance as of 04/15/14	2,064,965.17
Change	-

Required Reserve Amount	2,064,965.17